Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of December 31
	2017	2016
Land	$10,366	$10,366
Building and improvements including leasehold improvements	41,890	41,213
Furniture and equipment	14,753	13,565
Company vehicles and rental units	3,612	3,980
Construction in progress	396	268
	71,017	69,392

Less: Accumulated depreciation and amortization	(25,348)	(20,944)

	$45,669	$48,448